Pension Plans and Other Postretirement Benefits - Fair Value Allocation of Plan Assets (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 613	$ 635	$ 568
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	129	91
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	484	544
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and money market funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	7
Cash and money market funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	7
Cash and money market funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and money market funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	488	514
Fixed income funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	0
Fixed income funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	484	514
Fixed income funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	115	114
Equity mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	115	84
Equity mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	30
Equity mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0